Reporting Segments - Schedule of Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of geographical areas [line items]
Cash and deposits in banks	$ 3,473,392		$ 3,089,072	$ 1,009,681
Cash items in process of collection	438,496		173,192
Financial instruments at fair value through profit or loss	332,724		582,710
Financial instruments at fair value through other comprehensive income	3,660,450		3,970,899
Loans and accounts receivable at amortized cost and interbank loans	23,876,102		21,583,229
Investment in associates	9,152		7,149
Financial instruments at amortized cost	187,455		111,542
Investments under resale agreements	606,178		105,580
Financial derivative contracts	2,980,926		3,982,803
Intangible assets	699,344		718,683
Property, plant, and equipment	71,933		80,615	95,080
Right of use assets under lease agreements	110,781		146,008	167,441
Current taxes	58,184		64,699
Deferred taxes	272,211		312,556
Other assets	810,521		542,633
Other non-current assets held for sale	12,394		15,078
TOTAL ASSETS	37,600,243	$ 44,546	35,486,448
LIABILITIES
Deposits and other demand liabilities	7,576,095		6,197,406
Cash in process of being cleared	424,358		154,232
Obligations under repurchase agreements	466,006		638,851
Time deposits and other time liabilities	10,097,443		11,433,064
Financial derivative contracts	2,925,587		3,673,591
Interbank borrowings	4,918,423		3,798,978
Debt instruments issued	6,762,840		6,204,856
Other financial liabilities	42,435		13,123
Lease contracts liabilities	115,544		151,885	$ 172,924
Current taxes	1,332		1,766
Deferred taxes			237
Provisions	235,347		135,090
Other liabilities	709,612		700,034
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	34,275,022		33,103,113
Goodwill generated in business combination	492,512		492,512
Chile [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	2,867,539		2,761,202
Cash items in process of collection	438,149		173,099
Financial instruments at fair value through profit or loss	91,817		145,671
Financial instruments at fair value through other comprehensive income	3,291,135		3,353,241
Loans and accounts receivable at amortized cost and interbank loans	19,300,174		17,503,371
Investment in associates	9,152		7,149
Financial instruments at amortized cost			7,202
Investments under resale agreements	171,810		84,173
Financial derivative contracts	2,877,969		3,817,286
Intangible assets	663,503		682,695
Property, plant, and equipment	47,139		56,756
Right of use assets under lease agreements	90,504		117,513
Current taxes	20,584		44,976
Deferred taxes	198,698		264,668
Other assets	738,346		453,702
Other non-current assets held for sale	7,611		10,818
TOTAL ASSETS	30,814,130		29,483,522
LIABILITIES
Deposits and other demand liabilities	4,641,522		3,939,501
Cash in process of being cleared	424,358		154,231
Obligations under repurchase agreements	212,356		399,593
Time deposits and other time liabilities	8,789,515		9,984,010
Financial derivative contracts	2,853,791		3,494,611
Interbank borrowings	4,263,230		3,393,160
Debt instruments issued	5,983,249		5,472,392
Other financial liabilities	42,435		13,123
Lease contracts liabilities	93,497		125,265
Current taxes	393		596
Provisions	157,113		33,310
Other liabilities	614,472		619,955
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	28,075,931		27,629,747
Colombia [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	605,853		327,870
Cash items in process of collection	347		93
Financial instruments at fair value through profit or loss	240,907		437,039
Financial instruments at fair value through other comprehensive income	369,315		617,658
Loans and accounts receivable at amortized cost and interbank loans	4,575,928		4,079,858
Financial instruments at amortized cost	187,455		104,340
Investments under resale agreements	434,368		21,407
Financial derivative contracts	102,957		165,517
Intangible assets	35,841		35,988
Property, plant, and equipment	24,794		23,859
Right of use assets under lease agreements	20,277		28,495
Current taxes	37,600		19,723
Deferred taxes	73,513		47,888
Other assets	72,175		88,931
Other non-current assets held for sale	4,783		4,260
TOTAL ASSETS	6,786,113		6,002,926
LIABILITIES
Deposits and other demand liabilities	2,934,573		2,257,905
Cash in process of being cleared			1
Obligations under repurchase agreements	253,650		239,258
Time deposits and other time liabilities	1,307,928		1,449,054
Financial derivative contracts	71,796		178,980
Interbank borrowings	655,193		405,818
Debt instruments issued	779,591		732,464
Lease contracts liabilities	22,047		26,620
Current taxes	939		1,170
Deferred taxes			237
Provisions	78,234		101,780
Other liabilities	95,140		80,079
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	$ 6,199,091		$ 5,473,366